Borrowings (Details)							12 Months Ended
	Jan. 31, 2022 USD ($)	Jan. 31, 2022 JPY (¥)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 JPY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 JPY (¥)	Dec. 31, 2025 USD ($)	Mar. 31, 2026	Dec. 31, 2025 JPY (¥)	Sep. 28, 2025 USD ($)	Sep. 28, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	May 31, 2024	Dec. 31, 2023	Dec. 17, 2021 USD ($)	Dec. 17, 2021 JPY (¥)	Jun. 18, 2021 USD ($)	Jun. 18, 2021 JPY (¥)	May 31, 2021 USD ($)	May 31, 2021 JPY (¥)
Borrowings [Line Items]
Credit facility revolving Term							5 years
Long-term borrowings current							$ 17,748					$ 504,702
Weighted average interest rate of long-term borrowings							1.20%		1.20%			1.50%	1.50%		0.90%
Annual interest rate														0.36%
Line of Credit [Member]
Borrowings [Line Items]
Maximum borrowing capacity amount										$ 7,149,905	¥ 50,000,000
Long-Term Debt [Member]
Borrowings [Line Items]
Weighted average interest rate							4.50%		4.50%
Long-term borrowings current							$ 17,748		¥ 2,782,815			$ 504,702	¥ 79,425,000
Japan Finance Corporation [Member]
Borrowings [Line Items]
Repayment of loans					$ 4,464	¥ 700,000
Sumitomo Mitsui Banking Corporation [Member]
Borrowings [Line Items]
Repayment of loans	$ 10,096	¥ 1,583,000	$ 10,651	¥ 1,670,000
Subsequent Event [Member]
Borrowings [Line Items]
Annual interest rate								1.26%
Japan Finance Corporation [Member]
Borrowings [Line Items]
Loan agreement to borrow funds																				$ 255,102	¥ 40,000,000
Sumitomo Mitsui Banking Corporation [Member]
Borrowings [Line Items]
Loan agreement to borrow funds																$ 605,230	¥ 94,900,000	$ 637,755	¥ 100,000,000